Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Basis of preparation
3.1	Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities (including derivative instruments) that have been measured at fair value.
The Group has prepared the financial statements on the basis that it will continue to operate as a going concern.
The preparation of the consolidated financial statements in conformity with IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5 below.

Restatement of previously issued consolidated financial statements
3.2	Restatement of previously issued consolidated financial statements
The Group has restated its consolidated statements of financial position at December 31, 2023 and 2022, consolidated statements of comprehensive income, changes in equity and cash flows for each of the fiscal years ended December 31, 2023 and 2022, included in the Annual Report on Form
20-F,
which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 23, 2024 (the “Original
20-F”).
The restatement adjustments also affect periods prior to the Original
20-F,
and such adjustments have been reflected in the restated opening shareholders’ equity balances as of January 1, 2022 (“Opening Balance”). The applicable accompanying notes to the consolidated financial statements have also been updated. The restatement matters that underlie the restatement adjustments are described below.
Independent investigations
In December 2024, the audit committee (the “Committee”) commenced an independent investigation into certain possible related party transactions (the “Subject Transactions”).
As a result of the independent investigation, the Committee determined that:

1)
Starting from May 2023 through January 2024, the Group acquired distressed assets (the “Subject Assets”) underlying investment products issued by certain related parties through unconsolidated trusts (the “Subject Trusts”). These investment products were referred in from the Group’s Wealth Management distribution channels. The Group acquired these Subject Assets with the view to compensate certain retail investors for investment losses that they incurred in connection with the investment products. The Group previously did not appropriately account for or consolidate the Subject Trusts and related Subject Assets in the Original
20-F;
and

2)
Starting from July 2020, the Group was the sole investor in certain discretionary trusts managed by an independent third party (the “Discretionary Trusts”). The Discretionary Trusts’ investments were unrelated to any of the above transactions. The Group previously did not properly account for or consolidate these Discretionary Trusts in the Original
20-F.

In September 2025, the Committee commenced a supplemental investigation (the “Supplemental Investigation”) to ascertain whether there were additional transactions of a similar nature as the Subject Transactions (the “Compensatory Transactions”).
As a result of the Supplemental Investigation, the Committee determined that:

1)	Between June 2017 and January 2023, respectively, the Group extended loans to a third party entity (“Entity A”) amounting to RMB 3.84 billion in aggregate. The details are as follows:

a)
During the years ended December 31, 2017, 2018 and 2019, Entity A used loan proceeds amounting to RMB 0.09 billion and RMB 0.7 billion, to fund the capital injection of two entities, Entity B and C, respectively. This capital injection constituted the Group’s variable interest in Entity B and C (the “Loan Injection”).

•
During the year ended December 31, 2019, Entity C used its RMB 0.7 billion capital injection to acquire distressed assets underlying the investment products facilitated by the Group’s online wealth management business (the “Wealth Management”). The Group acquired these distressed assets with the view to compensate certain retail investors for investment losses that they incurred in connection with the investment products.

b)
During
the years ended December 31, 2019 and
2021, Entity A used loan proceeds amounting to RMB 2.11 billion in aggregate for financing purposes. Entity A fully repaid this loan to the Group during the relevant periods presented.

c)
During the year ended December 31, 2022 and the month ended January 30, 2023, Entity A used loan proceeds amounting to RMB 0.94 billion to acquire distressed assets underlying the investment products issued by certain of the Group’s related parties (the “2022 Loan”). These investment products were referred in from the Group’s Wealth Management distribution channels. The Group acquired these distressed assets with the view to compensate certain retail investors for investment losses that they incurred in connection with the investment products.

In 2023,
the Group’s Wealth Management division ceased facilitating new investment products and will only manage existing products until maturity.

2)
The contractual
cash flows of the 2022 Loan described in 1) c) above were derived from the collection of the underlying distressed assets, rather than from payments of principal and interest on the outstanding principal amount. Accordingly, the 2022 Loan does not meet the contractual cash flow characteristics criterion of solely payments of principal and interest (“SPPI”). As a result, the 2022 Loan should not have been classified and measured at amortized cost. This misclassification resulted in an error in the accounting treatment in the consolidated financial statements. See Adjustment 3 below for further details.

3)
The Group
controlled three entities (including Entity B and C described in 1) a) above), as it had the power and rights to variable returns, but previously did not consolidate these entities in the consolidated financial statements. See Adjustment 4 below for further details.

Based on findings from the independent investigation and Supplemental Investigation (the “Investigations”), the Committee concluded that the accounting treatment for the Subject and Compensatory Transactions was materially inaccurate and restatement changes were necessary to the Original
20-F.

Misstatements related to the Subject and Compensatory Transactions identified in the Investigations
Adjustment 1
As discussed above, historically the Group did not appropriately account for or consolidate the Subject Trusts and related Subject Assets. The Group has revised the financial statements to consolidate the underlying financial statement line items of these Subject Trusts (including the Subject Assets), measure the Subject Assets at fair value and recognize related changes in fair value in the investment income line item, eliminate the related intercompany balances and transactions, including the associated assets, liabilities, and profit or loss impact, and provide appropriate disclosures of the related party transactions.
Adjustment 2
As discussed above, historically the Group did not appropriately account for or consolidate the Discretionary Trusts in the Original
20-F.
The Group has revised the financial statements to consolidate the underlying financial statement line items of these Discretionary Trusts and eliminate the related intercompany balances and transactions, including the associated assets, liabilities, and profit or loss impact.
Adjustment 3
As discussed above, the 2022 Loan was historically incorrectly classified and measured at amortized cost. The Group has revised the financial statements to reclassify and measure the 2022 Loan as a financial asset at fair value through profit or loss (“FVPL”), recognize related changes in fair value in the investment income line item, and provide appropriate disclosures of the related party transactions.

Adjustment 4
As discussed above, the Group did not appropriately consolidate three entities that it controlled. The Group has revised the financial statements to correctly classify the Loan Injection as the Group’s variable interest (ultimately eliminated in the consolidation process), eliminate the related intercompany balances and transactions including the associated assets, liabilities, and profit or loss impact and provide appropriate disclosures of the related party transactions.
This adjustment primarily resulted in an increase in financial assets measured at FVPL of RMB1,898 million and RMB786 million, and a corresponding increase in accounts and other payables and contract liabilities of RMB1,527 million and RMB710 million, as of December 31, 2023 and 2022, respectively. The related profit or loss effects have been recognized in the relevant line items within the consolidated statements of comprehensive income for the years ended December 31, 2023 and 2022.
Additional errors identified through the Financial Statement Review
Following the Investigations, the Group completed a comprehensive review of its Original
20-F
(the “Financial Statement Review”), which resulted in the identification of additional errors.
These adjustments included:
Adjustment 5
The Group identified certain trusts, funds and wealth management products (the “Investment Products”) managed by third-party financial institutions for which it was the sole investor. Historically, the Group incorrectly accounted for these Investment Products as assets measured at FVPL. Management subsequently determined that consolidation was required. Accordingly, the Group has revised the financial statements to consolidate the underlying financial statement line items of these Investment Products and to eliminate all related intercompany balances and transactions, including the associated assets, liabilities, and profit or loss impact.

Adjustment 6
Overstatement of financial assets at amortized cost and associated liabilities (including tax related balances) with respect to certain portions of non-performing
asset portfolios for which the Group neither retained exposure to significant risks and rewards of the underlying assets nor control over those assets. The Group has revised the financial statements to derecognize the relevant portion of such financial assets and associated liabilities, reclassify the remaining portion to financial assets at FVPL and recognize the related tax effects.
Other adjustments
Consists of adjustments including (i) corrections of cutoff errors affecting net interest income, accounts and other receivables and contract assets, other assets, and the related tax effects, (ii) corrections of understatement of appropriations to the general reserve for the relevant periods presented and (iii) correction of the effect of exchange rate changes associated with a USD denominated borrowing in the consolidated statement of cash flows for the year ended December 31, 2023.
Impact of the correction of the misstatements and errors resulting from the Investigations and Financial Statement Review
The tables below present the impact of the restatement on the Group’s Original
20-F
and Opening Balance.
The impact of the correction of the misstatements and errors on the consolidated statements of changes in equity during the years ended December 31, 2022 and 2023 were solely within net profit/(loss) for errors impacting retained earnings, non-controlling
interests and other reserves.

	Consolidated statements of comprehensive income for the year ended December 31, 2022
		Adjustments by category
	As Previously Reported	Adjustment 1	Adjustment 2	Adjustment 3	Adjustment 4	Adjustment 5	Adjustment 6	Other Adjustments	As Restated
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Technology platform-based income	29,218,432	—	—	—	(3,819)	—	—	—	29,214,613
Net interest income	18,981,376	—	50,557	—	—	(36,254)	(5,507)	(308,236)	18,681,936
Guarantee income	7,372,509	—	—	—	—	—	—	—	7,372,509
Other income	1,238,004	—	—	—	602,230	—	—	—	1,840,234
Investment income	1,305,625	—	(35,492)	(761,445)	(23,529)	32,671	(5,012)	—	512,818
Share of net losses of investments accounted for using the equity method	(218)	—	—	—	—	—	—	—	(218)

Total income	58,115,728	—	15,065	(761,445)	574,882	(3,583)	(10,519)	(308,236)	57,621,892

Sales and marketing expenses	(15,756,916)	—	—	—	(7,766)	—	—	—	(15,764,682)
General and administrative expenses	(2,830,119)	—	—	—	(44,247)	(10,656)	—	—	(2,885,022)
Operation and servicing expenses	(6,429,862)	—	(15,065)	—	(451,469)	(25,782)	—	—	(6,922,178)
Technology and analytics expenses	(1,872,454)	—	—	—	(24,911)	—	—	—	(1,897,365)
Credit impairment losses	(16,550,465)	—	—	22,644	31,621	—	(16,095)	—	(16,512,295)
Asset impairment losses	(427,108)	—	—	—	—	—	—	—	(427,108)
Finance costs	(1,238,992)	—	—	—	(425)	40,021	26,614	—	(1,172,782)
Other gains - net	3,459	—	—	—	1,943	—	—	—	5,402

Total expenses	(45,102,457)	—	(15,065)	22,644	(495,254)	3,583	10,519	—	(45,576,030)

Profit before income tax expenses	13,013,271	—	—	(738,801)	79,628	—	—	(308,236)	12,045,862
Less: Income tax expenses	(4,238,232)	—	—	—	(26,603)	—	—	77,059	(4,187,776)

Net profit for the year	8,775,039	—	—	(738,801)	53,025	—	—	(231,177)	7,858,086

Net profit attributable to:
Owners of the Company	8,699,369	—	—	(738,801)	47,945	—	—	(231,177)	7,777,336
Non-controlling interests	75,670	—	—	—	5,080	—	—	—	80,750

	8,775,039	—	—	(738,801)	53,025	—	—	(231,177)	7,858,086

Earnings per share (expressed in RMB per share)
-Basic earnings per share	7.60	—	—	(0.65)	0.04	—	—	(0.20)	6.79
-Diluted earnings per share	7.58	—	—	(0.64)	0.04	—	—	(0.20)	6.78
-Basic earnings per ADS	15.20	—	—	(1.30)	0.08	—	—	(0.40)	13.58
-Diluted earnings per ADS	15.16	—	—	(1.28)	0.08	—	—	(0.40)	13.56

	Consolidated statements of comprehensive income for the year ended December 31, 2023
		Adjustments by category
	As Previously Reported	Adjustment 1	Adjustment 2	Adjustment 3	Adjustment 4	Adjustment 5	Adjustment 6	Other Adjustments	As Restated
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Technology platform-based income	15,325,826	—	—	—	(7,082)	—	—	—	15,318,744
Net interest income	12,348,357	129,210	36,433	—	—	(19,594)	(16,338)	634,060	13,112,128
Guarantee income	4,392,376	—	—	—	—	—	—	—	4,392,376
Other income	1,143,770	—	—	—	247,132	—	—	—	1,390,902
Investment income	1,050,453	(624,914)	(15,569)	(123,136)	(187,865)	(6,602)	(12,391)	—	79,976
Share of net losses of investments accounted for using the equity method	(5,416)	—	—	—	—	—	—	—	(5,416)

Total income	34,255,366	(495,704)	20,864	(123,136)	52,185	(26,196)	(28,729)	634,060	34,288,710

Sales and marketing expenses	(9,867,488)	—	—	—	(21,187)	—	—	—	(9,888,675)
General and administrative expenses	(2,304,835)	—	—	—	(37,356)	(7,852)	—	—	(2,350,043)
Operation and servicing expenses	(6,118,635)	(17,078)	(20,864)	—	(26,691)	(9,269)	—	—	(6,192,537)
Technology and analytics expenses	(1,387,055)	—	—	—	(18,745)	—	—	—	(1,405,800)
Credit impairment losses	(12,697,308)	—	—	1,567	(8,246)	—	8,325	—	(12,695,662)
Asset impairment losses	(31,246)	—	—	—	—	—	—	—	(31,246)
Finance costs	(414,023)	—	—	—	1,062	43,317	20,404	—	(349,240)
Other gains - net	210,336	—	—	—	2,622	—	—	—	212,958

Total expenses	(32,610,254)	(17,078)	(20,864)	1,567	(108,541)	26,196	28,729	—	(32,700,245)

Profit before income tax expenses	1,645,112	(512,782)	—	(121,569)	(56,356)	—	—	634,060	1,588,465
Less: Income tax expenses	(610,626)	128,196	—	—	5,578	—	—	(158,515)	(635,367)

Net profit for the year	1,034,486	(384,586)	—	(121,569)	(50,778)	—	—	475,545	953,098

Net profit attributable to:
Owners of the Company	886,865	(384,586)	—	(121,569)	(46,631)	—	—	475,545	809,624
Non-controlling interests	147,621	—	—	—	(4,147)	—	—	—	143,474

	1,034,486	(384,586)	—	(121,569)	(50,778)	—	—	475,545	953,098

Earnings per share (expressed in RMB per share)
-Basic earnings per share	0.77	(0.34)	—	(0.10)	(0.03)	—	—	0.41	0.71
-Diluted earnings per share	0.77	(0.34)	—	(0.10)	(0.03)	—	—	0.41	0.71
-Basic earnings per ADS	1.54	(0.68)	—	(0.20)	(0.06)	—	—	0.82	1.42
-Diluted earnings per ADS	1.54	(0.68)	—	(0.20)	(0.06)	—	—	0.82	1.42

	Consolidated statements of financial position as of January 1, 2022
		Adjustments by category
	As Previously Reported	Adjustment 1	Adjustment 2	Adjustment 3	Adjustment 4	Adjustment 5	Adjustment 6	Other Adjustments	As Restated
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	34,743,188	—	—	—	25,800	—	—	—	34,768,988
Restricted cash	30,453,539	—	26,795	—	—	447,829	—	—	30,928,163
Financial assets held under resale agreements	5,527,177	—	—	—	—	2,372,350	—	—	7,899,527
Financial assets at fair value through profit or loss	31,023,211	—	(1,085,870)	—	229,699	(2,340,017)	419,389	—	28,246,412
Financial assets at amortized cost	3,784,613	—	—	—	(257,974)	—	(502,021)	—	3,024,618
Accounts and other receivables and contract assets	22,344,773	—	—	—	134,945	—	—	(325,824)	22,153,894
Loans to customers	214,972,110	—	—	—	—	—	—	—	214,972,110
Deferred tax assets	4,873,370	—	—	—	16,543	—	—	—	4,889,913
Property and equipment	380,081	—	—	—	4,823	—	—	—	384,904
Investments accounted for using the equity method	459,496	—	—	—	—	—	—	—	459,496
Intangible assets	899,406	—	—	—	—	—	—	—	899,406
Right-of-use assets	804,990	—	—	—	18,134	—	—	—	823,124
Goodwill	8,918,108	—	—	—	—	—	—	—	8,918,108
Other assets	1,249,424	—	—	—	2,755	40,416	—	—	1,292,595

Total assets	360,433,486	—	(1,059,075)	—	174,725	520,578	(82,632)	(325,824)	359,661,258

LIABILITIES
Payable to platform investors	2,747,891	—	—	—	—	—	—	—	2,747,891
Borrowings	25,927,417	—	—	—	—	—	—	—	25,927,417
Current income tax liabilities	8,222,684	—	—	—	61	—	(5,436)	—	8,217,309
Accounts and other payables and contract liabilities	8,814,255	—	—	—	74,286	—	(82,632)	—	8,805,909
Payable to investors of consolidated structured entities	195,446,140	—	(1,059,075)	—	—	(136,958)	—	—	194,250,107
Financing guarantee liabilities	2,697,109	—	—	—	—	—	—	—	2,697,109
Deferred tax liabilities	833,694	—	—	—	439	—	5,436	(81,456)	758,113
Lease liabilities	794,544	—	—	—	16,704	—	—	—	811,248
Convertible promissory notes payable	10,669,498	—	—	—	—	—	—	—	10,669,498
Optionally convertible promissory notes	7,405,103	—	—	—	—	—	—	—	7,405,103
Financial assets sold under repurchase agreements	—	—	—	—	—	620,297	—	—	620,297
Other liabilities	2,315,948	—	—	—	30,649	37,239	—	—	2,383,836

Total liabilities	265,874,283	—	(1,059,075)	—	122,139	520,578	(82,632)	(81,456)	265,293,837

EQUITY
Share capital	75	—	—	—	—	—	—	—	75
Share premium	33,365,786	—	—	—	—	—	—	—	33,365,786
Treasury shares	(5,560,104)	—	—	—	—	—	—	—	(5,560,104)
Other reserves	9,304,995	—	—	—	—	—	—	1,613,336	10,918,331
Retained earnings	55,942,943	—	—	—	36,558	—	—	(1,857,704)	54,121,797

Total equity attributable to owners of the Company	93,053,695	—	—	—	36,558	—	—	(244,368)	92,845,885
Non-controlling interests	1,505,508	—	—	—	16,028	—	—	—	1,521,536

Total equity	94,559,203	—	—	—	52,586	—	—	(244,368)	94,367,421

Total liabilities and equity	360,433,486	—	(1,059,075)	—	174,725	520,578	(82,632)	(325,824)	359,661,258

	Consolidated statements of financial position as of December 31, 2022
		Adjustments by category
	As Previously Reported	Adjustment 1	Adjustment 2	Adjustment 3	Adjustment 4	Adjustment 5	Adjustment 6	Other Adjustments	As Restated
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	43,882,127	—	—	—	57,143	—	—	—	43,939,270
Restricted cash	26,508,631	—	90,946	—	—	487,144	—	—	27,086,721
Financial assets held under resale agreements	—	—	—	—	—	40,023	—	—	40,023
Financial assets at fair value through profit or loss	29,089,447	—	(724,258)	122,107	786,172	2,667,151	(26,491)	—	31,914,128
Financial assets at amortized cost	4,716,448	—	—	(860,908)	(128,174)	—	(316,282)	—	3,411,084
Accounts and other receivables and contract assets	15,758,135	—	—	—	107,216	—	—	(43,293)	15,822,058
Loans to customers	211,446,645	—	—	—	—	—	—	—	211,446,645
Deferred tax assets	4,990,352	—	—	—	9,957	—	—	—	5,000,309
Property and equipment	322,499	—	—	—	7,256	—	—	—	329,755
Investments accounted for using the equity method	39,271	—	—	—	—	—	—	—	39,271
Intangible assets	885,056	—	—	—	—	—	—	—	885,056
Right-of-use assets	754,010	—	—	—	13,691	—	—	—	767,701
Goodwill	8,911,445	—	—	—	—	—	—	—	8,911,445
Other assets	1,958,741	—	—	—	3,006	2,699	—	(590,767)	1,373,679

Total assets	349,262,807	—	(633,312)	(738,801)	856,267	3,197,017	(342,773)	(634,060)	350,967,145

LIABILITIES
Payable to platform investors	1,569,367	—	—	—	—	—	—	—	1,569,367
Borrowings	36,915,513	—	—	—	—	—	—	—	36,915,513
Bonds payable	2,143,348	—	—	—	—	—	—	—	2,143,348
Current income tax liabilities	1,987,443	—	—	—	2,050	—	(3,304)	—	1,986,189
Accounts and other payables and contract liabilities	12,198,654	—	—	—	710,434	—	(80,921)	—	12,828,167
Payable to investors of consolidated structured entities	177,147,726	—	(633,312)	—	—	(162,081)	—	—	176,352,333
Financing guarantee liabilities	5,763,369	—	—	—	—	—	—	—	5,763,369
Deferred tax liabilities	694,090	—	—	—	772	—	3,304	(158,515)	539,651
Lease liabilities	748,807	—	—	—	11,819	—	—	—	760,626
Convertible promissory notes payable	5,164,139	—	—	—	—	—	—	—	5,164,139
Optionally convertible promissory notes	8,142,908	—	—	—	—	—	—	—	8,142,908
Financial assets sold under repurchase agreements	—	—	—	—	—	3,343,950	—	—	3,343,950
Other liabilities	2,000,768	—	—	—	25,581	15,148	(261,852)	—	1,779,645

Total liabilities	254,476,132	—	(633,312)	—	750,656	3,197,017	(342,773)	(158,515)	257,289,205

EQUITY
Share capital	75	—	—	—	—	—	—	—	75
Share premium	32,073,874	—	—	—	—	—	—	—	32,073,874
Treasury shares	(5,642,769)	—	—	—	—	—	—	—	(5,642,769)
Other reserves	2,158,432	—	—	—	—	—	—	1,613,336	3,771,768
Retained earnings	64,600,234	—	—	(738,801)	84,503	—	—	(2,088,881)	61,857,055

Total equity attributable to owners of the Company	93,189,846	—	—	(738,801)	84,503	—	—	(475,545)	92,060,003
Non-controlling interests	1,596,829	—	—	—	21,108	—	—	—	1,617,937

Total equity	94,786,675	—	—	(738,801)	105,611	—	—	(475,545)	93,677,940

Total liabilities and equity	349,262,807	—	(633,312)	(738,801)	856,267	3,197,017	(342,773)	(634,060)	350,967,145

	Consolidated statements of financial position as of December 31, 2023
		Adjustments by category
	As Previously Reported	Adjustment 1	Adjustment 2	Adjustment 3	Adjustment 4	Adjustment 5	Adjustment 6	Other Adjustments	As Restated
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	39,598,785	—	—	—	97,129	—	—	—	39,695,914
Restricted cash	11,145,838	225,322	12,314	—	—	2,033,141	—	—	13,416,615
Financial assets held under resale agreements	—	—	—	—	—	28,834	—	—	28,834
Financial assets at fair value through profit or loss	28,892,604	(3,260,840)	(393,316)	111,307	1,897,929	(2,112,362)	(372,117)	—	24,763,205
Financial assets at amortized cost	3,011,570	—	—	(971,677)	(137,900)	—	(143,910)	—	1,758,083
Accounts and other receivables and contract assets	7,293,671	—	—	—	54,016	—	—	—	7,347,687
Loans to customers	129,693,954	—	—	—	—	—	—	—	129,693,954
Deferred tax assets	5,572,042	128,196	—	—	60,646	—	(29,244)	—	5,731,640
Property and equipment	180,310	—	—	—	5,900	—	—	—	186,210
Investments accounted for using the equity method	2,609	—	—	—	—	—	—	—	2,609
Intangible assets	874,919	—	—	—	—	—	—	—	874,919
Right-of-use assets	400,900	—	—	—	18,690	—	—	—	419,590
Goodwill	8,911,445	—	—	—	—	—	—	—	8,911,445
Other assets	1,444,362	40,864	—	—	(353,821)	419,960	—	—	1,551,365

Total assets	237,023,009	(2,866,458)	(381,002)	(860,370)	1,642,589	369,573	(545,271)	—	234,382,070

LIABILITIES
Payable to platform investors	985,761	—	—	—	—	—	—	—	985,761
Borrowings	38,823,284	—	—	—	—	—	—	—	38,823,284
Current income tax liabilities	782,096	—	—	—	16,096	—	3,414	—	801,606
Accounts and other payables and contract liabilities	6,977,118	—	—	—	1,527,387	—	(52,843)	—	8,451,662
Payable to investors of consolidated structured entities	83,264,738	(2,481,872)	(381,002)	—	—	(943,597)	—	—	79,458,267
Financing guarantee liabilities	4,185,532	—	—	—	—	—	—	—	4,185,532
Deferred tax liabilities	524,064	—	—	—	719	—	(32,658)	—	492,125
Lease liabilities	386,694	—	—	—	17,824	—	—	—	404,518
Convertible promissory notes payable	5,650,268	—	—	—	—	—	—	—	5,650,268
Financial assets sold under repurchase agreements	—	—	—	—	—	1,307,395	—	—	1,307,395
Other liabilities	1,759,672	—	—	—	25,730	5,775	(463,184)	—	1,327,993

Total liabilities	143,339,227	(2,481,872)	(381,002)	—	1,587,756	369,573	(545,271)	—	141,888,411

EQUITY
Share capital	75	—	—	—	—	—	—	—	75
Share premium	32,142,233	—	—	—	—	—	—	—	32,142,233
Treasury shares	(5,642,768)	—	—	—	—	—	—	—	(5,642,768)
Other reserves	155,849	—	—	—	—	—	—	1,613,336	1,769,185
Retained earnings	65,487,099	(384,586)	—	(860,370)	37,872	—	—	(1,613,336)	62,666,679

Total equity attributable to owners of the Company	92,142,488	(384,586)	—	(860,370)	37,872	—	—	—	90,935,404
Non-controlling interests	1,541,294	—	—	—	16,961	—	—	—	1,558,255

Total equity	93,683,782	(384,586)	—	(860,370)	54,833	—	—	—	92,493,659

Total liabilities and equity	237,023,009	(2,866,458)	(381,002)	(860,370)	1,642,589	369,573	(545,271)	—	234,382,070

	Consolidated statement of cash flows for the year ended December 31, 2022
	As Previously Reported	Total Restatement Impacts	As Restated
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Profit before income tax	13,013,271	(967,409)	12,045,862
Adjustments for:
Depreciation of property and equipment	177,799	3,802	181,601
Depreciation of right-of-use assets	578,014	13,187	591,201
Amortization of intangible assets	15,325	—	15,325
Share of losses of associates and joint ventures	218	—	218
Net gains on sale of property and equipment, and intangible assets	24,256	576	24,832
Net unrealized losses on financial assets at fair value through profit or loss	212,297	(79,422)	132,875
Non-cash employee benefits expense-share based payment	45,919	(757)	45,162
Asset impairment losses	427,108	—	427,108
Credit impairment losses	11,956,103	(38,170)	11,917,933
Finance cost classified as financing activities	2,502,008	(20,949)	2,481,059
Investment income classified as investing activities	(1,460,167)	814,474	(645,693)
Foreign exchange losses	877,232	—	877,232

	28,369,383	(274,668)	28,094,715

Decrease in loans to customers and accounts and other receivables	10,415,490	(4,088,647)	6,326,843
Decrease in accounts and other payables	(24,054,567)	4,881,006	(19,173,561)

Cash generated from operating activities	14,730,306	517,691	15,247,997

Income tax paid	(10,275,005)	(17,936)	(10,292,941)

Net cash generated from operating activities	4,455,301	499,755	4,955,056

Cash flows from investing activities
Proceeds from sale of investment assets	99,031,093	(98,650)	98,932,443
Proceeds from sale of property and equipment	19,655	288	19,943
Interest received on investment assets	1,725,499	(17,947)	1,707,552
Payment for acquisition of investment assets	(97,732,903)	(331,953)	(98,064,856)
Securities purchases under agreements to resell, net	5,527,177	—	5,527,177
Payment for property and equipment and other long-term assets	(122,843)	(6,522)	(129,365)

Net cash generated from investing activities	8,447,678	(454,784)	7,992,894

Cash flows from financing activities
Proceeds from capital contribution from the non-controlling shareholder of subsidiaries	15,938	—	15,938
Proceeds from exercise of share-based payment	95,911	—	95,911
Proceeds from borrowings	9,046,338	—	9,046,338
Repayment of borrowings	(5,794,772)	—	(5,794,772)
Payment for early redemption and extension of convertible promissory notes payable	(3,747,386)	—	(3,747,386)
Payment for lease liabilities	(604,172)	(13,628)	(617,800)
Payment for interest expenses	(1,213,186)	—	(1,213,186)
Payment for dividend declared	(7,717,474)	—	(7,717,474)

Net cash used in financing activities	(9,918,803)	(13,628)	(9,932,431)

Effect of exchange rate changes on cash and cash equivalents	57,025	—	57,025
Net increase in cash and cash equivalents	3,041,201	31,343	3,072,544
Add: Cash and cash equivalents at the beginning of the year	26,496,310	25,800	26,522,110

Cash and cash equivalents at the end of the year	29,537,511	57,143	29,594,654

	Consolidated statement of cash flows for the year ended December 31, 2023
	As Previously Reported	Total Restatement Impacts	As Restated
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Profit before income tax	1,645,112	(56,647)	1,588,465
Adjustments for:
Depreciation of property and equipment	181,171	4,051	185,222
Depreciation of right-of-use assets	413,957	13,401	427,358
Amortization of intangible assets	11,022	—	11,022
Share of losses of associates and joint ventures	5,416	—	5,416
Net gains on sale of property and equipment, and intangible assets	21,506	488	21,994
Net unrealized losses on financial assets at fair value through profit or loss	197,027	327,976	525,003
Non-cash employee benefits expense-share based payment	(36,143)	(61)	(36,204)
Asset impairment losses	31,246	—	31,246
Credit impairment losses	5,598,588	(1,646)	5,596,942
Finance cost classified as financing activities	1,784,065	(19,593)	1,764,472
Investment income classified as investing activities	(1,220,005)	615,026	(604,979)
Foreign exchange gains	(75,714)	—	(75,714)

	8,557,248	882,995	9,440,243

Decrease in loans to customers and accounts and other receivables	105,943,815	(2,041,542)	103,902,273
Decrease in accounts and other payables	(96,748,653)	(1,120,211)	(97,868,864)

Cash generated from operating activities	17,752,410	(2,278,758)	15,473,652

Income tax paid	(2,722,124)	(31,116)	(2,753,240)

Net cash generated from operating activities	15,030,286	(2,309,874)	12,720,412

Cash flows from investing activities
Proceeds from sale of investment assets	67,031,534	241,266	67,272,800
Proceeds from sale of property and equipment	8,220	244	8,464
Interest received on investment assets	970,133	(144,408)	825,725
Payment for acquisition of investment assets	(73,924,054)	2,373,739	(71,550,315)
Securities purchases under agreements to resell, net	—	—	—
Payment for property and equipment and other long-term assets	(48,340)	(2,939)	(51,279)
Net cash inflow from disposal of subsidiaries	25,075	—	25,075

Net cash used in investing activities	(5,937,432)	2,467,902	(3,469,530)

Cash flows from financing activities
Proceeds from exercise of share-based payment	252	—	252
Proceeds from borrowings	14,618,467	—	14,618,467
Repayment of borrowings	(18,259,533)	339,296	(17,920,237)
Payment for early redemption and extension of convertible promissory notes payable	(3,642,931)	—	(3,642,931)
Repayment of optionally convertible promissory notes payable	(8,342,096)	—	(8,342,096)
Repayment of bonds payable	(2,163,195)	—	(2,163,195)
Payment for lease liabilities	(474,546)	(12,396)	(486,942)
Payment for interest expenses	(1,511,327)	(19,912)	(1,531,239)
Payment for dividend declared	(1,435,461)	—	(1,435,461)
Payment for acquisition of non-controlling interests of subsidiary	(199,200)	—	(199,200)
Refund of cash reserved for repurchase of ordinary shares	854,624	—	854,624

Net cash used in financing activities	(20,554,946)	306,988	(20,247,958)

Effect of exchange rate changes on cash and cash equivalents	404,677	(425,030)	(20,353)
Net decrease in cash and cash equivalents	(11,057,415)	39,986	(11,017,429)
Add: Cash and cash equivalents at the beginning of the year	29,537,511	57,143	29,594,654

Cash and cash equivalents at the end of the year	18,480,096	97,129	18,577,225

Changes in accounting policies and disclosures
3.3	Changes in accounting policies and disclosures

New and amended standards and interpretations
The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2022, 2023 and 2024, respectively (unless otherwise stated). The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Effective for annual periods beginning on or after 1 January 2022

•	Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37

•	Reference to the Conceptual Framework – Amendments to IFRS 3

•	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16 Leases

•	IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter

•	IFRS 9 Financial Instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities

•	IAS 41 Agriculture – Taxation in fair value measurements
Effective for annual periods beginning on or after 1 January 2023

•	IFRS 17 Insurance Contracts

•	Definition of Accounting Estimates - Amendments to IAS 8

•	Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

•	Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

•	International Tax Reform — Pillar Two Model Rules – Amendments to IAS 12
Effective for annual periods beginning on or after 1 January 2024

•	Amendments to IFRS 16 - Lease Liability in a Sale and Leaseback

•	Amendments to IAS 1 - Classification of Liabilities as Current or Non-current

•	Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7
The adoption of standards and amendments listed above did not have any significant impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

Basis of consolidation
3.4	Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2022, 2023 and 2024. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

•	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee)

•	Exposure, or rights, to variable returns from its involvement with the investee

•	The ability to use its power over the investee to affect its returns
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement(s) with the other vote holders of the investee

•	Rights arising from other contractual arrangements

•	The Group’s voting rights and potential voting rights
The Group
re-assesses
whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Group and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If the Group loses control over a subsidiary, it derecognises the related assets (including goodwill), liabilities, non-controlling
interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

Structured entities
3.5	Structured entities
A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only, and the relevant activities are directly by means of contractual or related arrangements.
The Group determines whether it is an agent or principal in relation to those structured entities in which the Group acts as an asset manager based on management’s judgment. If an asset manager is an agent, it acts primarily on behalf of others and so does not control the structured entity. It may be the principal if it acts primarily for itself, and therefore controls the structured entity.
With respect to the Consolidated Affiliated Entities, the Group acts as a principal and the determination of the consolidation of the Consolidated Affiliated Entities is set out in Note 2. The unconsolidated structured entities to which the Group has exposure are set out in Note 4.3.

Business combination
3.6	Business combination
The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
The Group recognizes any
non-controlling
interest in the acquiree on an
acquisition-by-acquisition
basis.
Non-controlling
interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation are measured at either fair value or the present ownership interests’ proportionate share in the recognized amounts of the acquirer’s identifiable net assets. All other components of non-controlling
interests are measured at their acquisition date fair value, unless another measurement basis is required by IFRS Accounting Standards.
Acquisition-related costs are expensed as incurred.
If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re-measured
to fair value at the acquisition date; any gains or losses arising from such re-measurement
are recognized in profit or loss or other comprehensive income, as appropriate.
Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration that is deemed to be an asset or liability are recognized in profit or loss. Contingent consideration that is classified as equity is not remeasured, and its subsequent settlement is accounted for within equity.
The excess of the consideration transferred, the amount of any non-controlling
interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non-controlling
interest recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the consolidated statements of comprehensive income.

Segment reporting
3.7	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, who is responsible for allocation of resources and assessing performance of the operating segments and making strategic decisions. The Group’s chief operating decision maker has been identified as the principal executive officer, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole.
For the purpose of internal reporting and management’s operation review, management personnel operate a core retail credit and enablement business, consumer finance loan business and third-party loan referral business. Based on the assessment of reportable segments under IFRS 8, the Group has determined that only one operating segment needs to be reported as none of the operating segments, other than the core lending-related business, meets the quantitative thresholds in terms of revenue, profit or loss, and assets. In addition, the Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s assets and liabilities are substantially all located in the PRC, substantially all revenues are earned in the PRC, and accordingly, no geographical segments are presented.

Foreign currency translation
3.8	Foreign currency translation

(i)	Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of the Company is the United States dollar (“USD”). The RMB is the functional currency of the subsidiaries in the PRC. As the major operations of the Group are within the PRC, the Group determined to present its consolidated financial statement in RMB (unless otherwise stated).

(ii)	Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in consolidated statements of comprehensive income.
Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statements of comprehensive income, within finance costs. All other foreign exchange gains and losses are presented in the consolidated statements of comprehensive income on a net basis within other gains/(losses).
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Non-monetary
items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary
assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss, and translation differences on non-monetary
assets such as equities classified as fair value through other comprehensive income are recognized in other comprehensive income.

(iii)	Group companies
The results and financial position of all foreign operations (none of which has the currency of a hyper- inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet,

•
income and expenses for each statement of profit or loss and statements of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

•	all resulting exchange differences are recognized in other comprehensive income.

Cash and cash equivalents
3.9	Cash and cash equivalents
For the purpose of presentation in the statements of cash flows, cash and cash equivalents include cash on hand, deposits held at call with financial institutions, and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Financial assets
3.10	Financial assets

(i)	Initial recognition and measurement
The Group recognizes a financial asset or a financial liability in its statements of financial position when, and only when, it becomes a party to the contractual provisions of the instrument.
Financial assets are classified, at initial recognition, as subsequently measured at amortized cost (“AC”), fair value through other comprehensive income (“FVOCI”) and FVPL.
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are incremental and directly attributable to the acquisition or issue of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.
The Group determines the classification of debt investments according to its business model and the contractual cash flow characteristics of the financial assets. In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. The investments are classified as FVPL if the cash flows cannot pass solely payments of principal and interest on the principal amount testing, irrespective of the business model. For investments in equity instruments, investments are classified as FVPL in general.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flow. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling.
Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset
s
.

(ii)	Subsequent measurement
Debt instruments
Debt instruments are those instruments that meet the definition of financial liability from the issuer’s perspective, such as loans, government and corporate bonds. Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Group classifies its debt instruments:
Financial assets at amortized cost
Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest, and that are not designated at FVPL are measured at amortized cost. Interest income from these financial assets is included in interest income using the effective interest rate method. Any gain or loss arising from derecognition or impairment is recognized directly in profit or loss. Such assets held by the Group mainly include cash at bank, accounts and other receivables, financial assets at amortized cost, financial assets held under resale agreements, and loans to customers. Purchased or originated credit-impaired financial assets (“POCI”) are those financial assets that are credit-impaired on initial recognition whose interest income is calculated by applying the effective interest rate to the net carrying amount of the financial assets.
Financial assets at fair value through OCI
For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statements of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are carried in the statements of financial position at fair value with net changes in fair value recognized in the statements of profit or loss.
Equity instruments
The Group subsequently measures all equity instruments at fair value. Dividends representing a return on such equity instruments are recognized in profit or loss when the Group’s right to receive payments is established.
Financing guarantee contracts
After initial recognition, an issuer of such a contract shall subsequently measure it at the higher of:

•	the amount of the loss allowance determined in accordance with Note 3.10(iii) and

•	the amount initially recognized less, when appropriate, the cumulative amount of income recognized in accordance with the principles of IFRS 15.

(iii)	Impairment
Expected credit loss (“ECL”) refers to the weighted average amount of credit loss of financial instruments based on the probability of default. Credit loss refers to the difference between all contractual cash flows receivable and all cash flows that the entity expects to receive, discounted at the original effective interest rate.
The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments carried at amortized cost and at fair value through other comprehensive income, with the exposure arising from loan commitments and financing guarantee contracts that are not in the scope of “Insurance Contracts”. A number of significant judgments are also required in applying the accounting requirements for measuring ECL, such as:

•	Choosing appropriate models and assumptions for the measurement of ECL including exposure at default (“EAD”), probability of default (“PD”), loss given default (“LGD”), etc.

•	Determining criteria for significant increase in credit risk;

•	Establishing the number and relative weightings of forward-looking scenarios for the associated ECL.
For the financial instruments subject to ECL measurement, the Group assesses the significant increase in credit risk since initial recognition or whether an asset is considered to be credit impaired, “Three-stage” expected credit loss models are established and staging definition are set for each of these financial assets class. Incorporating forward-looking information, expected credit losses for financial assets are recognized in different stages.
Stage 1: A financial instrument that is not credit-impaired on initial recognition is classified in “Stage 1” and has its credit risk continuously monitored by the Group. The impairment provision is measured at an amount equal to the
12-month
expected credit losses for the financial assets which are not considered to have significantly increased in credit risk since initial recognition.
Stage 2: If a significant increase in credit risk (“SICR”) since initial recognition is identified, the financial instrument is moved to “Stage 2” but is not yet deemed to be credit-impaired. The impairment provision is measured based on expected credit losses on a lifetime basis.
Stage 3: If the financial instrument is credit-impaired, the financial instrument is then moved to “Stage 3”. The impairment provision is measured based on expected credit losses on a lifetime basis.
For the financial instruments in Stage 1 and Stage 2, the Group calculates the interest income based on its gross carrying amount (i.e. amortized cost) before adjusting for impairment provision using the effective interest method. For the financial instruments in Stage 3, the interest income is calculated based on the carrying amount of the asset, net of the impairment provision, using the effective interest method. Financial assets that are originated or purchased credit impaired are financial assets that are impaired at the time of initial recognition, and the impairment provision for these assets is the expected credit loss for the entire lifetime.

The Group recognizes or reverses the loss allowance through profit or loss.
For account
s
receivables, the Group refers to historical experience of credit loss, combined with current situation and forward-looking information, to formulate the lifetime expected credit loss of the financial assets.

(iv)	Derecognition
Financial assets are derecognized if one of the following criteria are met:

•	the contractual rights to receive the cash flows from the financial assets have expired;

•
the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Financial assets (and the related impairment allowances) are normally written off, either partially or in full, when there is no realistic prospect of recovery. Where loans to customers and receivables arising from default guarantee payments are secured, the write-off
is generally after receipt of any proceeds from the realization of collateral. In circumstances where there is no credit enhancement, loans to customers, accounts receivables related to retail credit and enablement business and the related allowance are written off when they are delinquent for 180 days or more.

Financial liabilities
3.11	Financial liabilities

(i)	Initial recognition, measurement and presentation
At initial recognition, the Group classifies a financial liability as fair value through profit or loss or other financial liabilities. The Group measures a financial liability at its fair value plus, in the case of a financial liability not at fair value through profit or loss, transaction costs that are incremental and directly attributable to the acquisition or issue of the financial liability. Transaction costs of financial liabilities carried at FVPL are expensed in profit or loss.

(ii)	Subsequent measurement
For purposes of subsequent measurement, financial liabilities are classified in two categories:

•	Financial liabilities at fair value through profit or loss

•	Financial liabilities at amortized cost
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and other financial liabilities designated as such at initial recognition. Financial liabilities held for trading are the financial liabilities that:

•	are incurred principally for the purpose of repurchasing it in the near term;

•	on initial recognition are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking; or

•	are derivatives (except for a derivative that is a designated and effective hedging instrument or a financing guarantee contract).
Such financial liabilities held for trading are subsequently measured at fair value. All the related realized and unrealized gains/(losses) are recognized in profit/(loss) in the current year.
The Group may, at initial recognition, designate a financial liability as measured at fair value through profit or loss when one of the following criteria is met:

•
it eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases; or

•
a group of financial liabilities or financial assets and financial liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, and information about the group is provided internally on that basis to the entity’s key management personnel; or

•	a contract contains one or more embedded derivatives, with the host being not an asset within the scope of IFRS 9, and the embedded derivative(s) do(es) significantly modify the cash flows.
Once designated as fair value through profit or loss at initial recognition, the financial liabilities may not be reclassified to other financial liabilities in subsequent periods. Financial liabilities designated at FVPL are subsequently measured at fair value.
As of December 31, 2022, 2023 and 2024, the Group did not hold any financial liabilities measured at FVPL.

Financial liabilities at amortized cost
This is the category most relevant to the Group. After initial recognition, financial liabilities at amortized cost are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statements of profit or loss.
This category generally applies to interest-bearing loans and borrowings. For more information, refer to Note 30.

(iii)	Derecognition
When all or part of the current obligations of a financial liability have been discharged, the Group derecognizes the portion of the financial liability or obligation that has been discharged. The difference between the carrying amount of the derecognized liability and the consideration is recognized in profit or loss.
The exchange between the Group and its original lenders of debt instruments with substantially different terms, as well as substantial modifications of the terms of existing financial liabilities, are accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. The terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective interest rate, is more than 10% different from the discounted present value of the remaining cash flows of the original financial liability. In addition, other qualitative factors, such as the currency that the instrument is denominated in, changes in the type of interest rate, new conversion features attached to the instrument and change in covenants are also taken into consideration. If an exchange of debt instruments or modification of terms is accounted for as an extinguishment, any costs or fees incurred are recognized as part of the gain or loss on the extinguishment. If the exchange or modification is not accounted for as an extinguishment, any costs or fees incurred adjust the carrying amount of the liability and are amortized over the remaining term of the modified liability.

Determination of fair value
3.12	Determination of fair value
The fair value of a financial instrument that is traded in an active market is determined by reference to quoted market bid prices for assets and offer prices for liabilities, at the close of business at the end of the reporting period. If quoted market prices are not available, reference can also be made to broker or dealer price quotations.
For financial instruments where there is no active market, the fair value is determined by using valuation techniques. Such techniques should be appropriate in the circumstances for which sufficient data is available, and the inputs should be consistent with the objective of estimating the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions, and maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Such techniques include using recent prices in arm’s length transactions, reference to the current market value of another instrument which is substantially the same, discounted cash flow analysis and/or option pricing models. For discounted cash flow techniques, estimated future cash flows are based on management’s best estimates and the discount rate used is a market-related
rate for similar instruments. Certain financial instruments, including derivative financial instruments, are valued using pricing models that consider, among other factors, contractual and market prices, correlation, time value of money, credit risk, yield curve volatility factors and/or prepayment rates of the underlying positions. The use of different pricing models and assumptions could produce materially different estimates of fair values.
Determining whether to classify financial instruments into level 3 of the fair value hierarchy is generally based on the significance of the unobservable factors involved in valuation methodologies.

Offsetting financial instruments
3.13	Offsetting financial instruments
Financial assets and liabilities are offset and the net amount is reported in the consolidated statements of financial position when there is an unconditional and legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the assets and settle the liabilities simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the company or the counterparty.

Financial assets held under resale agreements and amounts sold under repurchase agreements
3.14	Financial assets held under resale agreements and financial assets sold under repurchase agreements
Assets sold subject to a linked repurchase agreements with banks and other financial institutions are retained in the consolidated financial statements as financial assets held for trading or investment securities, as the Group still retains substantially all risk and rewards of the ownership of the underlying assets. The related liability is recorded as “financial assets sold under repurchase agreements”.
Resale agreements (“Reverse repos”) refers to the agreement under which the Group purchases an asset with an obligation to resell it to the same counterparty at a pre-determined
price on a specified date. Reverse repos are recorded as “financial assets held under resale agreements” while assets bought are not recognized.
Interest earned from resale agreement and interest paid under repurchase agreement are recorded as interest income or interest expense respectively using effective interest method during the agreement period.

Intangible assets (other than goodwill)
3.15	Intangible assets (other than goodwill)
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalised development costs, are not capitalised and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.
The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statements of profit or loss in the expense category that is consistent with the function of the intangible assets.
Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.
An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statements of profit or loss.

(i)	Trademarks and licenses
The cost of trademarks and licenses acquired in a business combination is the fair value as of the date of acquisition. The useful lives of trademarks and licenses are assessed to be either finite or indefinite. Trademarks and licenses with finite lives are subsequently amortized on the straight-line basis over the useful economic life and assessed for impairment whenever there is an indication that the trademark or license may be impaired. The amortization period and the amortization method for a trademark or license with a finite useful life are reviewed at least at each financial year end.
Trademarks and licenses with indefinite useful lives are tested for impairment annually either individually or at the cash-generating unit level. Such trademarks and licenses are not amortized. The useful life of a trademark or license with an indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

(ii)	Computer software
Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the following criteria are met:

•	it is technically feasible to complete the software so that it will be available for use;

•	management intends to complete the software and use or sell it;

•	there is an ability to use or sell the software;

•	it can be demonstrated how the software will generate probable future economic benefits;

•	adequate technical, financial and other resources to complete the development and to use or sell the software are available; and

•	the expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software include employee costs and an appropriate portion of relevant overheads.
Research expenditure and development expenditure that do not meet the criteria above are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use.

(iii)	Amortization methods and periods
The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods. When determining the useful life, the Group has taken into the account (i) the estimated period that can bring economic benefits to the Group; and (ii) the period required by the relevant laws and regulations. The Group estimates the useful life of the computer software based on usage of the software, expected technical obsolescence and innovations and industry experience of such intangible assets.

Expected useful life
Computer software	3-10 years

Goodwill
3.16	Goodwill
Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling
interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses
whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Group performs its annual impairment test of goodwill as of year ended. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units, or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.
Where goodwill has been allocated to a cash-generating unit (“CGU”) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed in these circumstances is measured based on the relative value of the disposed operation and the portion of the CGU retained.
Goodwill is tested for impairment annually as at December 31 and when circumstances indicate that the carrying value may be impaired.
Impairment is determined by assessing the recoverable amount of the CGU to which the goodwill relates. Where the recoverable amount of the CGU is less than the carrying amount, an impairment loss is recognized. An impairment loss recognized for goodwill is not reversed in subsequent periods.

Property and equipment
3.17	Property and equipment
The Group’s property and equipment mainly comprise buildings, leasehold improvements, office furniture and equipment, computer and electronic equipment and motor vehicles.
The assets purchased or constructed are initially measured at acquisition cost, net of accumulated depreciation and accumulated impairment losses, if any. Property and equipment transferred from customers are initially measured at fair value at the date on which control is obtained.
Subsequent expenditures incurred for the property and equipment are included in the cost of the property and equipment if it is probable that economic benefits associated with the asset will flow to the Group and the subsequent expenditures can be measured reliably. Meanwhile the carrying amount of the replaced part is derecognized. Other subsequent expenditures are recognized in profit or loss in the period in which they are incurred.
Depreciation is calculated on the straight-line method to write down the cost of such assets to their residual values over their estimated useful lives. The residual values and useful lives of assets are reviewed, and adjusted if appropriate, at each financial reporting date.
Land and buildings comprise primarily office premises. The estimated useful lives, depreciation rate and estimated residual value rate of buildings, leasehold improvements, office furniture and equipment, computer and electronic equipment and motor vehicles are as follows:

Category	Expected useful life	Estimated residual value rate	Annual depreciation rate
Buildings	30 years	5%	3%
Office furniture and equipment	3-5 years	0%-5%	19%-33%
Computer and electronic equipment	2-5 years	0%-5%	19%-50%
Motor vehicles	3-5 years	5%-10%	18%-32%
Leasehold improvements	shorter of expected useful life or the lease term	0%	20%-33%
An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use or disposal of the asset. Any gain or loss arising on the disposal or retirement of an item of property and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Impairment of non-financial assets
3.18	Impairment of non-financial assets
The Group assesses at each reporting date whether there is an indication that a non-financial
asset other than deferred tax assets may be impaired. If any such indication exists, or when annual impairment testing for a non-financial
asset is required, the Group makes an estimate of the asset’s recoverable amount. A non-financial
asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs. Where the carrying amount of a non-financial
asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.
The Group bases its impairment calculation on the most recent budgets and forecast calculations, which are prepared separately for each of the Group’s cash-generating units to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of 5 years. A long-term growth rate is calculated and applied to project future cash flows after the five-year period.
For
non-financial
assets other than goodwill (refer to Note 3.16), an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the Group makes an estimate of the recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such a reversal is recognized in the statements of comprehensive income.
Intangible assets with indefinite useful lives are tested for impairment at least annually at each year end if triggering events are not identified, either individually or at the cash-generating unit level, as appropriate.

Current and deferred income tax
3.19	Current and deferred income tax
Current income tax
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.
Current income tax relating to items recognized directly in equity is recognized in equity and not in the statements of profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Deferred tax
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting period.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

(a)
When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and does not give rise to equal taxable and deductible temporary differences

(b)
In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

(a)
When the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and does not give rise to equal taxable and deductible temporary differences

(b)
In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in jointly controlled entities, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax assets to be utilised. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

In assessing the recoverability of deferred tax assets, the Group relies on the same forecast assumptions used elsewhere in the financial statements and in other management reports.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.
Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, are recognized subsequently if new information about facts and circumstances change. The adjustment is either treated as a reduction in goodwill (as long as it does not exceed goodwill) if it was incurred during the measurement period or recognized in profit or loss.
The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realise the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Borrowings
3.20	Borrowings
Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of comprehensive income over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a pre-payment
for liquidity services and amortized over the period of the facility to which it relates.
Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalised as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Share capital, share premium and treasury shares
3.21	Share capital, share premium and treasury shares
Ordinary shares are classified as equity.
Incremental costs directly attributable to the issue of new ordinary shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Ordinary shares have a par value of USD
0.00001
. Initial capital injection over par value per share are accounted for as share premium.
Where any group company purchases the Company’s equity instruments, for example as the result of a share buy-back
or a share-based payment plan, the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the owners of the Company as treasury shares until the shares are canceled or reissued. Where such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the owners of the Company.
The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares retired. The excess of the acquisition cost of treasury shares over the aggregate par value is recorded as deduction of share premium.

Accounts and other payables
3.22	Accounts and other payables
Accounts and other payables mainly include payable to investors of consolidated structured entities, payable to platform investors, employment benefits payables, payable to external suppliers, tax and other statutory liabilities, and deposit payables, among other things.
Accounts and other payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Compound financial instruments
3.23	Compound financial instruments
Compound financial instruments contain both a liability and an equity component. The compound financial instruments issued by the Group include convertible promissory notes (refer to Note 36) and optionally convertible promissory notes (refer to Note 37).
The liability component, representing the obligation to make fixed payments of compound financial instruments may be converted to ordinary shares at the option of the holders, and the number of shares to be issued is based on an initial fixed conversion price subject to anti-dilutive adjustments. Principal and interest are classified as liability and initially recognized at the fair value, calculated using the market interest rate of a similar liability that does not have an equity conversion option, and are subsequently measured at amortized cost using the effective interest method. The equity component, representing an embedded option to convert the liability into ordinary shares, is initially recognized in other reserves as the difference between the proceeds received from the compound financial instruments as a whole and the amount of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to the allocation of proceeds.
On conversion of the compound financial instruments into shares, the amount transferred to share capital is calculated as the par value of the shares multiplied by the number of shares converted. The difference between the carrying value of the related component of the converted notes and the amount transferred to share capital is recognized in share premium.

Employee benefits
3.24	Employee benefits

(a)	Pension obligations
The employees of the Group are mainly covered by various defined contribution pension plans. The Group makes and accrues contributions on a monthly basis to the pension plans, which are mainly sponsored by the related government authorities that are responsible for the pension liability to retired employees. Under such plans, the Group has no other significant legal or constructive obligations for retirement benefits beyond the said contributions, which are expensed as incurred.

(b)	Housing benefits
The employees of the Group are entitled to participate in various government-sponsored housing funds. The Group contributes on a monthly basis to these funds based on certain percentages of the salaries of the employees. The Group’s liability in respect of these funds is limited to the contributions payable in each period.

(c)	Medical benefits
The Group makes monthly contributions for medical benefits to the local authorities in accordance with the relevant local regulations for the employees. The Group’s liability in respect of employee medical benefits is limited to the contributions payable in each period.

Share-based payment
3.25	Share-based payment
The Group operates certain equity-settled, share incentive plans including share options and performance share units (PSUs), under which the Group receives services from employees as consideration for equity instruments.
The total amount to be expensed is determined by reference to the fair value of the shares underlying the grants, which includes the impact of market performance conditions (for example, an entity’s share price) but excludes the impact of any service and non-market
performance vesting conditions (for example, profitability, sales growth targets and remaining as an employee of the entity over a specified time period) and includes the impact of any non-vesting
conditions (for example, the requirement for employees to save or holding shares for a specified period of time).
Total expense based on fair value of the shares underlying the grants and number of shares expected to vest is recognized over the vesting period.
At the end of each reporting period, the Group revises its estimates of the number of shares underlying grants that are expected to vest based on the non-market
performance and service conditions. It recognizes the impact of the revision to original estimates, if any, in statements of comprehensive income, with a corresponding adjustment to equity.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share (further details are given in Note 15).

Revenue Recognition
3.26	Revenue recognition
Revenue represents the amount of consideration the Group is entitled to upon the transfer of promised goods or services in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). Revenues are recognized when or as control of the asset or service is transferred to the customer. Depending on the terms of the contract, control of the goods and services may be transferred over time or at a point in time. Services are provided over time if the Group’s performance:

•	provides all of the benefits received and consumed simultaneously by the customer;

•	creates and enhances an asset that the customer controls as the Group performs; and

•	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.
If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.
The progress towards complete satisfaction of the performance obligation is measured based on one of the following methods that best depicts the Group’s performance in satisfying the performance obligation:

•	direct measurements of the value transferred by the Group to the customer; or

•	the Group’s efforts or inputs to the satisfaction of the performance obligation.
When either party to a contract has performed, the Group presents the contract in the statements of financial position as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.
A contract asset is the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. If the value related to the services rendered by the Group exceed the payment, a contract asset is recognized. Judgment is required in determining whether a right to consideration is unconditional and thus qualifies as a receivable.
A receivable is recorded when the Group has an unconditional right to consideration on the date the payment is due even if it has not yet performed under the contract.
A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer, which is recognized as revenue upon transfer of control to the customers.

The specific accounting policies for the Group’s main types of re ve
nue are as below:

Technology platform-based income and guarantee income
3.26.1	Technology platform-based income and guarantee income
The Group engages primarily in operating a platform for facilitating borrowers and institutional funding partners. For the loans originated by banks for which the Group determines that it is not the legal lender in the loan origination and repayment process or trust plans that the Group does not need to consolidate, the Group does not record loans to customers and payables arising from such transactions.
The Group determines that both borrower and institutional funding partners are its customers. In accordance with a series of contracts entered into among the borrowers, institutional funding partners and the Group, the Group provides loan enablement and post origination services to its customers and its obligation to repay in the event of default. Loan enablement services include credit assessment of the borrower, enabling loans from the funding partner to the borrower and providing technical assistance to the borrower and the funding partner. Post-origination services include repayment reminders, payment processing, and collection services. The Group determines loan enablement and post origination as two performance obligations. The Group also takes credit risk of off-balance
sheet loans to borrowers through the relevant guarantee arrangements and the revenue recognized from this guarantee service has been accounted for as “guarantee income” in the statements of comprehensive income. Account management service provided to credit enhancement providers is considered a separate service outside of the above performance obligations.
The Group generally collects guarantee fees and one combined service fees covering both loan enablement and post origination services on a monthly installment basis. The total considerations including service fees and guarantee fees are first allocated to the guarantee liability at its fair value upon inception of the loan contracts and the residual consideration is then allocated to loan enablement and post origination services based on their estimated standalone selling price. When estimating total consideration, the Group considers early termination scenarios, as the Group does not receive the full contractual service fees amount under early termination, given that the service fees is collected on a monthly basis prior to loan termination.
The Group does not have an observable standalone selling price for the loan enablement services or post origination services because it does not provide loan enablement services or post origination services on a standalone basis in similar circumstances to similar customers. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group.
As a result, the estimation of standalone selling price involves significant judgment. The Group uses an expected cost plus margin approach to estimate the standalone selling prices of loan enablement services and post origination services as the basis of revenue allocation. When estimating the selling prices, the Group considers the cost related to such services and profit margin.
The transaction price allocated to loan enablement is recognized as revenue upon execution of loan agreements between funding partners and borrowers; the consideration allocated to post-origination services is recognized over the period of the loan on a systematic basis, which approximates the pattern of when the post origination services are performed.
As the loans facilitated by the Group are generally over 12 months, any incremental costs (i.e. fees paid to direct sales, channel partners and others) of obtaining such contracts are capitalized and amortized on a systematic basis consistent with the pattern of the transfer of the services provided to its customers during the term of underlying loans. The Group assesses the recoverability of the capitalized incremental costs of obtaining a contract in accordance with IFRS 15 at each balance sheet date. Any costs that are not expected to be recoverable are expensed as incurred.

Besides, the Group also receives service fees recognized as “referral income from platform service” in statements of comprehensive income based on the principal of personal lending referred by the Group to the financial institutions which provide funding directly to borrowers and the Group does not take any credit risk in relation to this referral arrangement. Such fee is recognized upon successful facilitation, which is the only performance obligation agreed in the contract.
The Group offers a full suite of wealth management products available from third-party institutional investment product providers to the investors on its technology platform. Such products include asset management plans, bank products, mutual funds, private investment funds, trust plans and others. Other technology platform–based income consists primarily of fee collected from product providers for facilitation of investment products offered on its technology platform which is the only performance obligation agreed in the contract.

Interest income
3.26.2	Interest income
Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset except for financial assets that subsequently become credit-impaired. For credit-impaired financial assets the effective interest rate is applied to the net carrying amount of the financial asset (after deduction of the loss allowance).

Other income
3.26.3	Other income
Other income mainly comprises income for account management service fees. The Group provides reminder services to the credit enhancement providers for loans facilitated by the Group that are covered by their credit enhancement services. Account management service fees are recognized over time based on the number of accounts managed and the performance of the underlying loans.

Leases
3.27	Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Group as a lessee
The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value
assets. The Group recognises lease liabilities to make lease payments and right-of-use
assets representing the right to use the underlying assets.

(i)	Right-of-use assets
The Group recognises
right-of-use
assets at the commencement date of the lease (i.e., the date the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

•	Plant and machinery: 3 to 15 years

•	Motor vehicles and other equipment: 3 to 5 years
If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

(ii)	Lease liabilities
At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance
fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate.
Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
The Group’s lease liabilities are included in Leases (see Note 26).

(iii)	Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value
assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value
assets are recognized as expense on a straight-line basis over the lease term.

Provisions
3.28	Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the statements of profit or loss net of any reimbursement.
If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Government grants
3.29	Government grants
Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.
Government grants relating to costs are deferred and recognized in the consolidated statements of comprehensive income over the period necessary to match them with the costs that they are intended to compensate.

Dividends
3.30	Dividends
Provision is made for the amount of any dividend declared, being appropriately authorised and no longer at the discretion of the entity, on or before the end of the reporting period but not distributed at the end of the reporting period.

Events after the reporting period
3.31	Events after the reporting period
If the Group receives information after the reporting period, but prior to the date of authorisation for issue, about conditions that existed at the end of the reporting period, it will assess whether the information affects the amounts that it recognises in its consolidated financial statements. The Group will adjust the amounts recognized in its financial statements to reflect any adjusting events after the reporting period and update the disclosures that relate to those conditions in light of the new information. For non-adjusting
events after the reporting period, the Group will not change the amounts recognized in its consolidated financial statements, but will disclose the nature of the non-adjusting
event and an estimate of its financial effect, or a statement that such an estimate cannot be made, if applicable.

Standards issued but not yet effective
3.32	Standards issued but not yet effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.
Lack of exchangeability – Amendments to IAS 21
In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.
The amendments will be effective for annual reporting periods beginning on or after 1 January 2025. Early adoption is permitted, but will need to be disclosed. When applying the amendments, an entity cannot restate comparative information. The amendments are not expected to have a material impact on the Group’s financial statements.
IFRS 18 Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statements of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statements of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.
The standard requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and it also includes new requirements for aggregation and disaggregation of financial information based on the identified “roles” of the primary financial statements and the notes.
In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from “profit or loss” to “operating profit or loss” and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.
IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.
The Group is currently working to identify all impacts the amendments will have on the primary financial statements and notes to the financial statements.
IFRS 19 and its amendments Subsidiaries without Public Accountability: Disclosures
In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with IFRS accounting standards.
IFRS 19 will become effective for reporting periods beginning on or after 1 January 2027, with early application permitted.
As the Group’s equity instruments are publicly traded, it is not eligible to elect to apply IFRS 19.

Amendments to the Classification and Measurement of Financial Instruments—Amendments to IFRS 9 and IFRS 7
In May 2024, the IASB issued Amendments to
IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments (the Amendments).
The Amendments include:

•
A clarification that a financial liability is derecognized on the “settlement date” and the introduction of an accounting policy choice (if specific conditions are met) to derecognise financial liabilities settled using an electronic payment system before the settlement date

•	Additional guidance on how the contractual cash flows for financial assets with environmental, social and corporate governance and similar features should be assessed

•	Clarifications on what constitute “non-recourse features” and what are the characteristics of contractually linked instruments

•
The introduction of disclosures for financial instruments with contingent features and additional disclosure requirements for equity instruments classified at fair value through other comprehensive income (OCI)

The Amendments are effective for annual periods starting on or after 1 January 2026 with early adoption permitted for classification of financial assets and related disclosures only. The Group does not anticipate that the amendments will have a material effect on the Group’s financial statements.
Annual Improvements to IFRS Accounting Standards - Volume 11
In July 2024, the IASB issued nine narrow scope amendments as part of its periodic maintenance of IFRS accounting standards. The amendments include clarifications, simplifications, corrections or changes to improve consistency in IFRS 1
First-time Adoption of International Financial Reporting Standards
, IFRS 7
Financial instruments: Disclosure and its accompanying Guidance on implementing
IFRS 7, IFRS 9
Financial Instruments
, IFRS 10
Consolidated Financial Statements
and IAS 7
Statements of Cash Flows
.
The amendments will be effective for reporting periods beginning on or after 1 January 2026. Earlier application is permitted and must be disclosed.
The amendments are not expected to have a material impact on the Group’s financial statements.
Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7
In December 2024, the IASB issued Amendments to IFRS 9 and IFRS 7
- Contracts Referencing Nature dependent Electricity
. The amendments apply only to contracts that reference nature-dependent electricity; the amendments:

•	Clarify the application of the “own-use” requirements for in-scope contracts

•	Amend the designation requirements for a hedged item in a cash flow hedging relationship for in-scope contracts

•	Add new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows
The amendments will take effect for annual reporting periods starting on or after 1 January 2026. Early adoption is allowed, but it must be disclosed. The amendments concerning the own-use
exception are to be applied retrospectively, while the hedge accounting amendments should be applied prospectively to new hedging relationships designated from the initial application date. Additionally, the IFRS 7 disclosure
amendments must be implemented alongside the IFRS 9 amendments. If an entity does not restate comparative information, it cannot present comparative disclosures.
The Group does not expect that the amendments will have a material impact on its financial statements.

Amendments to IFRS 10 and IAS 28
Amend
men
ts to IFRS 10 and IAS 28 address an inconsistency between the requirements in IFRS 10 and in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The amendments require a full recognition of a gain or loss resulting from a downstream transaction when the sale or contribution of assets constitutes a business. For a transaction involving assets that do not constitute a business, a gain or loss resulting from the transaction is recognized in the investor’s profit or loss only to the extent of the unrelated investor’s interest in that associate or joint venture. The amendments are to be applied prospectively. The previous mandatory effective date of amendments to IFRS 10 and IAS 28 was removed. However, the amendments are available for adoption now.
Amendments to IAS 21 Translation to a Hyperinflationary Presentation Currency
The Amendments require the translation from a non-hyperinflationary functional currency into a hyperinflationary presentation currency at the closing rate. The amendments also require an entity whose functional currency and presentation currency are the currency of a hyperinflationary economy to restate the comparative amounts of a foreign operation whose functional currency is that of a non-hyperinflationary economy, by applying the general price index, in accordance with paragraph 34 of IAS 29
Financial Reporting in Hyperinflationary Economies
, to the foreign operation’s comparative figures. The amendments introduce certain additional disclosures. The amendments will be effective for annual reporting periods beginning on or after 1 January 2027. Earlier application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.